U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

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1.   Name and address of issuer:

     Van Eck Funds, 99 Park Ave., New York, NY 10016

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2.   Name of each series or class of funds for which this notice is filed:

     Asia Dynasty Fund, Asia Infrastructure Fund, Global Balanced Fund, Global Hard Assets Fund, Global Income Fund, Gold Opportunity Fund, Gold/Resources Fund, International Investors Gold Fund,
     U.S. Government Money Fund, Emerging Markets Growth Fund

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3.   Investment Company Act File Number:     811-4297

     Securities Act File Number:        2-97596

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4.   Last day of fiscal year for which this notice is filed:

     December 31, 1996

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration

                                                                            [ ]
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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see instruction A.6):

     N/A

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933, other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2:

     None

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9.   Number and aggregate sale price of securities sold during the fiscal year:

     3,665,818,921 shares         $7,002,766,095

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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     3,665,818,921 shares         $7,002,766,095

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

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11.  Number and  aggregrate  sale price of  securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     3,240,786 shares            $15,422,511

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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year in reliance
            on rule 24f-2 (from Item 10):              $     7,002,766,095
                                                       -------------------
     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):       +        15,422,511
                                                       -------------------
     (iii)  Aggregate price of shares redeemed
            or repurchased during
            the fiscal year (if applicable):           -     7,128,977,392
                                                       -------------------
     (iv)   Aggregate price of shares redeemed
            or repurchased and previously applied
            as a reduction to filing fees pursuant
            to rule 24e-2 (if applicable):             +               -0-
                                                       -------------------
     (v)    Net aggregate  price of securities sold
            and issued during the fiscal
            year in reliance on rule 24f-2 [line (i),
            plus line (ii), less line
            (iii), plus line (iv)] (if applicable):                    -0-
                                                       -------------------
     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation
            (see Instruction C.6):                     x
                                                       -------------------
     (vii)  Fee due [line (i) or line (v) multiplied
            by line (vi)]:                                             -0-
                                                       ===================
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Note: Registrant had net redemptions.

Instruction:  Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     Not Applicable

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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*      /s/ Bruce Smith
                                    -----------------------------------
                                    Vice President & Treasurer
                                    -----------------------------------

     Date    February 13, 1997
          ----------------------

  *Please print the name and title of the signing officer below the signature.

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


                                                               February 18, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  VAN ECK FUNDS

     Asia Dynasty Fund
     Asia Infrastructure Fund
     Emerging Markets Growth Fund
     Global Balanced Fund
     Global Hard Assets Fund
     Global Income Fund
     Gold Opportunity Fund
     Gold/Resources Fund
     International Investors Gold Fund
     U.S. Government Money Fund


Gentlemen:

     I have been requested to render an opinion in connection with the filing by Van Eck Funds (the "Trust") of a Rule 24f-2 Notice with respect to the fiscal year ended December 31, 1996.

     Reference is made to such Notice, wherein the Trust reports the number of shares sold during the fiscal year ended December 31, 1996 (the "Shares") in reliance upon Rule 24f-2 of the Investment Company Act of 1940, as amended.

     I have examined the Amended and Restated Master Trust Agreement of the Trust, as amended, the By-Laws of the Trust, the minutes of meetings of the Board of Trustees of the Trust, the form of the Rule 24f-2 Notice and the Trust's current Registration Statement, and such other documents as deemed necessary for purposes of this opinion.

     Based upon the foregoing, and assuming that all of such Shares were sold, issued and paid for in accordance with the terms of the Trust's Prospectus and Statement of Additional Information contained in the Registration Statement on Form N-1A in effect at the time of sale, it is my opinion that the above-mentioned Shares were legally issued and are fully paid and non-assessable by the Trust.


                                    Sincerely,
                                    /s/Thaddeus Leszczynski
                                    Thaddeus Leszczynski, Esq.